Management Report - Corporate Divisions - Corporate & Other (Detail) - Corporate & Other [Member] - EUR (€) € in Millions		12 Months Ended
		Dec. 31, 2018	Dec. 31, 2017	Dec. 31, 2016
Consolidations & Adjustments [Line Items]
Net revenues		€ (73)	€ (489)	€ (473)
Provision for credit losses		0	0	0
Noninterest expenses [Abstract]
Compensation and benefits		3,055	3,050	2,931
General and administrative expenses		(2,624)	(2,458)	(2,398)
Policyholder benefits and claims		0	0	0
Impairment of goodwill and other intangible assets		0	0	0
Restructuring activities		0	0	(7)
Total noninterest expenses		431	593	525
Noncontrolling interests		(109)	(16)	(46)
Income (loss) before income taxes		(396)	(1,066)	(952)
Assets	[1]	5,872	6,586	40,959
Risk-weighted assets	[2],[3]	16,053	16,734	15,706
Average shareholders equity		€ 0	€ 99	€ 2,249

[1]	Assets in C&O reflect residual Treasury assets not allocated to the business segments as well as Corporate assets, such as deferred tax assets and central clearing accounts, outside the management responsibility of the business segments.
[2]	Risk weighted assets are based upon CRR/CRD4 fully-loaded. Risk-weighted assets in C&O reflect Treasury and Corporate assets outside the management responsibility of the business segments, primarily the Groups deferred tax assets.
[3]	Risk-weighted assets and capital ratios are based upon CRR/CRD4 fully-loaded.